Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets.
Schedule of changes in the carrying amount of other intangible assets

					Greenhouse	Other	Accumulated
	Development	Power Supply		Computer	gasses	Intangible	Amortization	Impairment
	Expenditure	Agreements	Rights of Use	Software	(CO2)	Assets	(Note 27.6)	(Note 27.8)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2022	51,698	37,836	13,369	5,090	97,596	8,120	(96,140)	(16,927)	100,642
Additions	910	—	23	522	112,775	384	(725)	—	113,889
Disposals	—	—	—	(20)	(96,869)	—	20	—	(96,869)
Exchange differences	(2,914)	—	(153)	(62)	(5,732)	(370)	2,536	830	(5,865)
Balance at December 31, 2022	49,694	37,836	13,239	5,530	107,770	8,134	(94,309)	(16,097)	111,797
Additions	1,210	—	—	3,273	113,101	—	(663)	—	116,921
Disposals	—	—	—	—	(96,451)	—	82	—	(96,369)
Transfers from/(to) other accounts	825	—	—	1,489		(396)	(26)	261	2,153
Exchange differences	1,861	—	90	104	3,756	(358)	(1,170)	(440)	3,843
Balance at December 31, 2023	53,590	37,836	13,329	10,396	128,176	7,380	(96,086)	(16,276)	138,345